Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument - carrying amount	$ 4,085,250	$ 2,907,500
Term loans	2,785,250	1,607,500
Ocean Rig UDW Inc. | Guarantor
Term loans	2,785,250
Ocean Rig UDW Inc. | Guarantor | 1st facility
Debt Instrument - carrying amount	1,350,000
Ocean Rig UDW Inc. | Guarantor | 2nd facility
Debt Instrument - carrying amount	1,900,000
Ocean Rig UDW Inc. | Guarantor | Term bank loan - Nordea Finland Plc.
Debt Instrument, Face Amount	$ 800,000